Document And Entity Information	Feb. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	ACV Auctions Inc.
Entity Central Index Key	0001637873
Entity Emerging Growth Company	true
Entity File Number	001-40256
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2415221
Entity Address, Address Line One	640 ELLICOTT STREET #321
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(800)
Local Phone Number	553-4070
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	ACVA
Security Exchange Name	NASDAQ